UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

VegTech™ Plant-based Innovation & Climate ETF
EATV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the VegTech™ Plant-based Innovation & Climate ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://eatv.vegtechinvest.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VegTech™ Plant-based Innovation & Climate ETF	$82	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed its benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
EATV’s divergence from the S&P 500 is because it is a broad-based index that is heavily concentrated in artificial intelligence stocks, and EATV diverged due to its specialized thematic focus and lack of strong correlation with the S&P 500.
The Fund’s active management prioritized companies in the consumer staples sector, a key driver of performance during the period. Consumer staples benefited from strong demand due to their essential nature, proving resilient amid inflationary pressures and contributing to growth.
Fresh produce and fruit exposure performed particularly well, bolstered by a rising focus on health and wellness. Companies with significant involvement in these categories experienced notable gains, further driving Fund performance.
In contrast, consumer discretionary products saw weaker demand, reflecting shifting spending priorities. The Fund actively responded by increasing exposure to consumer staples and companies with strong risk-adjusted prior returns, aligning the portfolio with stable and high-performing sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
VegTech™Plant-based Innovation & Climate ETF	PAGE 1	TSR-AR-00770X261

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2021)
VegTech™ Plant-based Innovation & Climate ETF NAV	18.41	-12.38
S&P 500 TR	38.02	8.05
Visit https://eatv.vegtechinvest.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,831,477
Number of Holdings	38
Net Advisory Fee	$42,316
Portfolio Turnover	118%
Visit https://eatv.vegtechinvest.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Ten Countries	(%)
United States	57.3%
Switzerland	12.5%
Ireland	8.9%
Netherlands	5.3%
Denmark	4.2%
United Kingdom	3.4%
Sweden	1.9%
Belgium	1.9%
Canada	1.6%
Cash & Other	3.0%
Sector Breakdown
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://eatv.vegtechinvest.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your VegTech LLC documents not be householded, please contact VegTech LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by VegTech LLC or your financial intermediary.
VegTech™Plant-based Innovation & Climate ETF	PAGE 2	TSR-AR-00770X261

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire, and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$13,000	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act, which consists of all the Independent Trustees.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VegTech Plant-based Innovation & Climate ETF
Core Financial Statements
October 31, 2024

VegTech Plant-based Innovation & Climate ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 96.9%
Advanced Materials-Production - 0.2%
Ultrafabrics Holdings Co. Ltd.	2,300	$12,564
Agricultural Operations - 20.1%
Dole PLC	32,062	517,802
Fresh Del Monte Produce, Inc.	11,339	364,095
Limoneira Co.	10,120	259,477
Village Farms International, Inc.(a)	31,970	28,028
		1,169,402
Athletic Footwear - 4.4%
On Holding AG - Class A(a)	5,428	257,396
Auto-Cars/Light Trucks - 3.1%
Tesla, Inc.(a)	713	178,143
Beverages-Non-alcoholic - 6.4%
Celsius Holdings, Inc.(a)	1,380	41,510
Lassonde Industries, Inc. - Class A	506	64,121
Monster Beverage Corp.(a)	1,242	65,429
Vita Coco Co., Inc.(a)	5,014	148,465
Vitasoy International Holdings Ltd.	46,000	52,129
		371,654
Beverages-Wine/Spirits - 0.7%
MGP Ingredients, Inc.	897	43,092
Brewery - 3.7%
Anheuser-Busch InBev SA/NV - ADR	1,840	109,241
Molson Coors Beverage Co. - Class B	1,978	107,741
		216,982
Chemicals-Fibers - 0.7%
Lenzing AG(a)	1,242	42,151
Chemicals-Specialty - 16.1%
Givaudan SA	69	327,361
International Flavors & Fragrances, Inc.	2,093	208,107
Novonesis (Novozymes) B - Class B	3,864	242,115
Sensient Technologies Corp.	2,116	159,716
		937,299
Containers-Paper/Plastic - 2.5%
SIG Group AG	6,716	144,578
Cosmetics & Toiletries - 2.7%
e.l.f. Beauty, Inc.(a)	1,518	159,770
Food-Misc/Diversified - 21.9%
Beyond Meat, Inc.(a)	6,118	37,259
Corbion NV	12,282	307,541

	Shares	Value
Ingredion, Inc.	2,185	$290,081
Lamb Weston Holdings, Inc.	782	60,754
Oatly Group AB - ADR(a)	135,332	110,593
SunOpta, Inc.(a)	40,457	264,791
Tate & Lyle PLC	20,585	199,076
Valsoia SpA	598	6,217
		1,276,312
Food-Retail - 2.2%
Laird Superfood, Inc.(a)	17,986	129,499
Food-Wholesale-Distribribution - 4.4%
Mission Produce, Inc.(a)	21,689	255,930
Footwear & Related Apparel - 3.5%
Crocs, Inc.(a)	1,909	205,828
Investment Companies - 0.1%
Agronomics Ltd.(a)	94,024	5,092
Machinery-Farm - 1.0%
Kubota Corp.	4,600	59,687
Machinery-Pumps - 3.2%
Xylem, Inc./NY	1,541	187,663
TOTAL COMMON STOCKS (Cost $4,774,524)		5,653,042
EXCHANGE-TRADED FUNDS - 1.2%
WisdomTree Floating Rate Treasury Fund	1,380	69,359
TOTAL EXCHANGE-TRADED FUNDS (Cost $69,408)		69,359
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.78%(b)	108,337	108,337
TOTAL SHORT-TERM INVESTMENTS (Cost $108,337)		108,337
TOTAL INVESTMENTS - 100.0% (Cost $4,952,269)		5,830,738
Other Assets in Excess of Liabilities - 0.0%(c)		739
TOTAL NET ASSETS - 100.0%		$5,831,477

The accompanying notes are an integral part of these financial statements.

1

VegTech Plant-based Innovation & Climate ETF
Schedule of Investments
October 31, 2024 (Continued)
Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SpA - Societa per Azioni
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings by Country as of October 31, 2024
(% of Net Assets)

United States	$ 3,345,046	57.3%
Switzerland	729,334	12.5
Ireland	517,802	8.9
Netherlands	307,541	5.3
Denmark	242,115	4.2
United Kingdom	199,076	3.4
Sweden	110,593	1.9
Belgium	109,241	1.9
Canada	92,149	1.6
Japan	72,251	1.2
Hong Kong	52,129	0.9
Austria	42,151	0.7
Italy	6,218	0.1
Isle of Man	5,092	0.1
Other Assets in Excess of Liabilities	739	0.0(a)
Total Net Assets	$ 5,831,477	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

VegTech Plant-based Innovation & Climate ETF
Statement of Assets and Liabilities
at October 31, 2024

ASSETS:
Investments, at value (cost $4,952,269)	$5,830,738
Receivables:
Dividends and interest	4,442
Non-investment assets	178
Total assets	5,835,358
LIABILITIES
Payables:
Due to Custodian (cost $96)	92
Management fees	3,789
Total liabilities	3,881
NET ASSETS	$5,831,477
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$5,831,477
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	345,000
Net asset value per share	$16.90
COMPONENTS OF NET ASSETS
Paid-in capital	$7,138,827
Total accumulated deficit	(1,307,350)
Net assets	$5,831,477

The accompanying notes are an integral part of these financial statements.

3

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2024

INVESTMENT INCOME
Income
Dividends (net of issuance fees and foreign tax withheld of $3,782)	$76,731
Interest	5,118
Total income	81,849
Expenses
Management fees	42,316
Total expenses	42,316
Net investment income	39,533
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	19,322
Foreign currency	(4,000)
Net change in unrealized appreciation/(depreciation) on:
Investments	834,254
Foreign currency	150
Net realized and unrealized gain on investments and foreign currency	849,726
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 889,259

The accompanying notes are an integral part of these financial statements.

4

VegTech Plant-based Innovation & Climate ETF
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$39,533	$57,886
Net realized gain/(loss) on transactions from:
Investments	19,322	(694,151)
Foreign currency	(4,000)	(5,119)
Distribution from regulated investment company	—	7
Net change in unrealized appreciation/(depreciation) on:
Investments	834,254	234,789
Foreign currency	150	88
Net increase/(decrease) in net assets resulting from operations	889,259	(406,500)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(47,675)	(8,585)
Total dividends and distributions	(47,675)	(8,585)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derivedfrom net change in outstanding shares(a)	239,383	494,446
Total increase in net assets	1,080,967	79,361
NET ASSETS
Beginning of year	4,750,510	4,671,149
End of year	$5,831,477	$4,750,510

(a)	A summary of share transactions is as follows:

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	15,000	$239,309	30,000	$494,214
Transaction fees (See Note 1)	—	74	—	232
Net increase	15,000	$239,383	30,000	$494,446

The accompanying notes are an integral part of these financial statements.

5

VegTech Plant-based Innovation & Climate ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended October 31,		For the Period December 28, 2021* through October 31, 2022
	2024	2023
Net asset value, beginning of period	$14.40	$15.57	$24.86
Income from investment operations:
Net investment income/(loss)	0.11	0.18	(0.00)(3)
Net realized and unrealized gain/(loss) on investments	2.53	(1.32)	(9.29)
Total from investment operations	2.64	(1.14)	(9.29)
Less distributions:
From net investment income	(0.14)	(0.03)	—
Total distributions	(0.14)	(0.03)	—
Net asset value, end of period	$16.90	$14.40	$15.57
Total return, at NAV	18.41%	−7.38%	−37.37%(2)
Total return, at Market	18.44%	−7.21%	−37.33%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)	$5,831	$4,751	$4,671
Ratio of expenses to average net assets	0.75%	0.75%	0.75%(1)
Ratio of net investment income/(loss) to average net assets	0.70%	1.14%	(0.02)%(1)
Portfolio turnover rate(4)	117.99%	229.75%	133.36%(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Amount is less than $0.005.
(4)	Excludes impact of in-kind transactions.
*	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

6

VEGTECH PLANT-BASED INNOVATION & CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024
NOTE 1 – ORGANIZATION
The VegTech Plant-based Innovation & Climate ETF (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 28, 2021. The investment objective of the Fund is to achieve long-term capital growth.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 15,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior fiscal years are open for examination. Management has reviewed the open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

7

VEGTECH PLANT-BASED INNOVATION & CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income and net realized gains, if any, annually.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, there were no reclassifications between paid-in capital and distributable earnings.
Use of Estimates: The preparation of financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
NOTE 3 – SECURITIES VALUATION
Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

8

VEGTECH PLANT-BASED INNOVATION & CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
Investment Valuation: The Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.
Generally, the Fund’s equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Investment companies will be classified in level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, VegTech LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,653,042	$—	$—	$5,653,042
Exchange-Traded Funds	69,359	—	—	69,359
Money Market Funds	108,337	—	—	108,337
Total Investments	$5,830,738	$—	$—	$5,830,738

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years

9

VEGTECH PLANT-BASED INNOVATION & CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements as of the compliance date of July 24, 2024.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC’s (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,748,845 and $6,529,028, respectively.
For the year ended October 31, 2024, the in-kind transactions associated with creations and redemptions were $205,125 and $0, respectively. There were no purchases or sales of U.S. Government securities during the year ended October 31, 2024.
During the year ended October 31, 2024, there were no realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations.

10

VEGTECH PLANT-BASED INNOVATION & CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 6 – INCOME TAXES INFORMATION
The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	October 31, 2024	October 31, 2023
Ordinary income	$47,675	$8,585

As of October 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$5,037,544
Gross unrealized appreciation	$1,080,225
Gross unrealized depreciation	(287,031)
Net unrealized appreciation(a)	793,194
Net unrealized appreciation on foreign currency	182
Undistributed ordinary income	26,674
Undistributed long-term capital gain	—
Total distributable earnings	26,674
Other accumulated gain/(loss)	(2,127,400)
Total accumulated gain/(loss)	$(1,307,350)

(a)	The difference between the book-basis and tax-basis net unrealized depreciation and cost is attributable to wash sales.
At October 31, 2024, the Fund had $2,000,614 in short-term capital loss carryforwards and $126,786 in long-term capital loss carryforwards which can be carried forward indefinitely.
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Newer Fund Risk. The Fund is a recently organized investment company with limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Climate Change and VegTech™ Policy Risk. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy. This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTech™ and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.

•
Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.

•
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

11

VEGTECH PLANT-BASED INNOVATION & CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.

•
Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

12

VEGTECH PLANT-BASED INNOVATION & CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 8 – REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING (UNAUDITED)
At the board meeting held on June 27, 2024, the Board of Trustees (the “Board”) nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	For(2)			Withhold
	Shares Voted	Shares	% of Voted Shares	% of Outstanding Shares	% of Voted Shares	% of Outstanding Shares
(1) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(2) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(3) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of VegTech Plant-Based Innovation & Climate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of VegTech Plant-Based Innovation & Climate ETF (the “Fund”), a series of Advisors Series Trust, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and for the period December 28, 2021 (commencement of operations) through October 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the two years in the period then ended and for the period December 28, 2021 through October 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2024

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund's Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date	1/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date	1/9/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal
Financial Officer

Date	1/9/2025

* Print the name and title of each signing officer under his or her signature.